Lessee disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Schedule of Right-of-Use Assets	The table below sets out the movement in the Group’s right-of-use assets, which are primarily in respect of premises, and are recognised within other assets (note 24).

	2024 £m	2023 £m
At 1 January	1,055	1,156
Exchange and other adjustments	2	3
Additions	128	136
Disposals	(115)	(31)
Depreciation charge for the year	(198)	(209)
At 31 December	872	1,055